---------------------------------------------------
                     LKCM FUNDS
                    P.O. BOX 701
               MILWAUKEE, WI 53201-0701
---------------------------------------------------

OFFICERS AND TRUSTEES
J. Luther King, Jr., CFA  Jacqui Brownfield
Chairman of the Board,    Vice President,
President                 Secretary & Treasurer

Paul W. Greenwell         Joseph C. Neuberger
Vice President            Assistant Treasurer

H. Kirk Downey            Jeffrey T. Rauman
Trustee                   Assistant Secretary

Earle A. Shields, Jr.     Robert Kern
Trustee                   Assistant Secretary
---------------------------------------------------

INVESTMENT ADVISER
   Luther King Capital Management Corporation
   301 Commerce Street, Suite 1600
   Fort Worth, TX 76102
---------------------------------------------------

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDER SERVICING AGENT
   Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
---------------------------------------------------

CUSTODIAN
   Firstar Bank, N.A.
   425 Walnut Street
   Cincinnati, OH 45202
---------------------------------------------------

LEGAL COUNSEL
   Kirkpatrick & Lockhart LLP
   1800 Massachusetts Avenue, N.W.
   2nd Floor
   Washington, D.C. 20036-1800
---------------------------------------------------

INDEPENDENT AUDITORS
   PricewaterhouseCoopers LLP
   100 East Wisconsin Avenue
   Milwaukee, WI 53202
---------------------------------------------------

DISTRIBUTOR
   Provident Distributors, Inc.
   Four Falls Corporate Center, 6th Floor
   West Conshohocken, PA 19428-2961
---------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                          ----------------------------

                                      LKCM
                                      FUNDS
                          ----------------------------
                           LKCM SMALL CAP EQUITY FUND
                           LKCM EQUITY FUND
                           LKCM BALANCED FUND
                           LKCM FIXED INCOME FUND
                           LKCM INTERNATIONAL FUND





                               Semi-Annual Report
                                  June 30, 2000

                                   LKCM FUNDS
                                  ------------


DEAR FELLOW SHAREHOLDERS:
We are pleased to report the following performance information for the LKCM
Funds:

                                                                                                              AVERAGE
                                                                                                SIX MONTH      ANNUAL
                                                                                                  TOTAL          TOTAL
                                                                             NET ASSET           RETURN        RETURN
                                                              INCEPTION      VALUE AT             ENDED         SINCE
FUNDS                                                           DATES         6/30/00            6/30/00      INCEPTION
-----                                                           -----         -------            -------      ---------
LKCM Equity Fund                                              01/03/96        $15.26              2.35%        17.42%

  S&P 500                                                                                        (0.42%)       23.04%
--------------------------------------------------------------------------------------------------------------------
LKCM Small Cap Fund                                           07/14/94        $19.23              6.36%        16.54%

  Russell 2000                                                                                    3.04%        14.88%

  S&P 500                                                                                        (0.42%)       23.88%
--------------------------------------------------------------------------------------------------------------------
LKCM International Fund                                       12/30/97        $15.29             (0.97%)       19.31%

  EAFE Index*                                                                                    (4.06%)       16.41%
--------------------------------------------------------------------------------------------------------------------
LKCM Balanced Fund                                            12/30/97        $12.05             (0.97%)        9.97%

  S&P 500                                                                                        (0.42%)       19.16%

  Lehman Bond Index**                                                                             3.22%         4.77%
--------------------------------------------------------------------------------------------------------------------
LKCM Fixed Income Fund                                        12/30/97        $ 9.71              3.05%         3.95%

  Lehman Bond Index**                                                                             3.22%         4.77%
--------------------------------------------------------------------------------------------------------------------

* Morgan Stanley Capital International Europe, Australasia, Far East Index **Lehman Brothers Intermediate Government/Corporate Bond Index

     Over the past six months, the stock market has transitioned from last year's unsustainable and insatiable desire for "growth at any price" (GAAP) to a perspective of "growth at a reasonable price" (GARP) in the second quarter of 2000. The first half of this year was the first time since 1994 that the Dow Jones Industrial Average, the S&P 500, and the Nasdaq Composite have all generated negative returns for the first half of a calendar year. Indices that measure the results of growth and value investing styles revealed a mixed market environment in which neither style could completely avoid negative returns during the second quarter. It appears that, since the speculative market extremes of late in the first quarter, the investment "sweet spot" has been companies with moderate growth rates combined with moderate valuations, rather than stocks with extreme growth or extreme value characteristics. Since our firm's disciplines combine the attributes of growth and value within portfolios, we have often been characterized as GARP investors. As markets have returned to more disciplined methods of evaluating the worth of a business enterprise, our Funds, reflecting a balanced emphasis on growth and value, have performed relatively well. We view the current environment, which places greater emphasis on traditional value metrics, as healthy for long-term investors. We believe that fundamental investing disciplines are returning to the stock market, and in that environment, profits once again matter and speculation has largely given way to conservatism. We would be remiss in not mentioning the first half actions of the Federal Reserve Board, which has an impact on both bond and stock investors. The Federal Reserve's determination to minimize inflationary imbalances in the economy culminated in a fifty basis point increase in overnight borrowing rates on May 16. Since then, evidence has begun to build that the economy is slowing from its torrid pace of the first quarter. All in all, the investment environment in the first half of 2000 was challenging for many investors, especially given the historically extreme levels of price volatility. Nevertheless, the performance of our Funds reflects the successful implementation of our durable investment philosophy that has stood the test of time over many market environments.

     The LKCM Equity Fund is managed to provide long-term capital appreciation via investment primarily in common stocks of mid-sized and large companies. The Fund focuses its investments in quality companies with above-average profitability and reasonable valuations. The portfolio out-performed its benchmark, the S&P 500, in the first half of 2000 - a strong follow on to out-performance in 1999. After demonstrating in 1999, that being mindful of valuation does not have to be an impediment to out-performance in a bull market, the Fund's valuation discipline served it well in the highly volatile first half of 2000. The Fund's over-weighted positions in the energy and health care sectors, both among the top performing sectors so far this year, were material contributors to the strong investment performance. As of June 30, the total net assets of the portfolio were $26.0 million with 84.7% of net assets invested in common stocks and 15.3% in cash reserves net of liabilities. While owning a combination of stocks that have either above-average growth prospects or stocks that exhibit very attractive value, the Fund has more of a value tilt at the moment. We believe that investments in the Fund possess attractive capital appreciation potential relative to the overall market.
     The LKCM Small Cap Fund is managed to maximize capital appreciation through investment primarily in the common stocks of smaller companies. The Fund's successful investment strategy focuses on investing in shares of reasonably valued niche companies with above average return and growth prospects. Our diligent focus, not only on growth, but also on reasonable value, was a critical element of success in the first half of 2000. During the six-month period, the benchmark Russell 2000 Index, experienced four months of negative returns. The valuation disciplines of the LKCM Small Cap Fund helped the portfolio outperform its benchmark in all four of the down months as well as over the entire six-month period. Stock selection remained solid across the board but a substantial over-weight position in the energy sector was an important driver of the Fund's strong performance during the period. As of June 30, the total net assets of the portfolio were $204.7 million with 84.5% of net assets invested in common and preferred stocks and 15.5% in cash reserves net of liabilities. The Fund continues to be positioned with an attractive portfolio of companies that possess niche growth opportunities but also exhibit reasonable valuations.
     The LKCM International Fund is managed in a style that seeks absolute returns. The Fund posted a net return of -0.97% for the first half of 2000 versus an MSCI EAFE return of -4.06%. Attribution analysis shows that a significant outperformance of Japanese equities, accompanied by a strong performance of tech/telco stocks in Europe, were key. In the first half of 2000, the asset base of the Fund continued to grow. At June 30, 2000 the Fund size was US$103.1m (US$83.9m on December 31, 1999). At half-time for the 2000 match we see the long-anticipated re-alignment of the global growth pattern now well underway. U.S. performance indicators are now pointing in contradictory directions, and that is most likely a sign that the burst of blistering growth is coming to an end. Non-Japan Asian growth has also peaked. In both these regions, investor risk is higher. On the other side of this growth see-saw, the European growth trend has been confirmed over the last month. Japan remains difficult to read, partly, for technical reasons, but on balance it's likely that it is now set for growth, even if the pick-up is slow. But this realignment process is only at the half-way point: by the time the next half-year is through, the pattern of world economic activity will look quite different.
     The LKCM Balanced Fund is managed using a total return approach, which emphasizes capital appreciation, income generation, and protection against excessive volatility. In order to attain the desired reward/risk profile, the Fund invests in a blend of common stocks, convertible securities, government and corporate bonds, and cash. The portfolio's strategic allocation proved to be particularly important during the period as positive absolute returns in the bond portfolio helped to cushion against equity market volatility. While the fixed income portion of the Fund performed as expected, the return generated by the equity portion of the portfolio was not up to our standard. While our valuation discipline benefited the Fund during the down months of the period, the portfolio did not fully participate in the sharp increase in the S&P 500 in the month of March. Any successful investment strategy will experience temporary periods of dislocation and those are exactly the times to adhere to it with the most determination. Emerging from March, we did exactly that and the relative performance results have been satisfying since. As of June 30, total net assets were $7.0 million and the asset mix was 65.6% in common stocks, 2.0% in convertible securities, 17.5% in corporate bonds, 10.9% in government bonds, and 4.0% in cash reserves net of liabilities. The "total return" philosophy of controlling risk via a blend of asset classes remains an attractive investment alternative in most market environments.
     The LKCM Fixed Income Fund emphasizes current income and capital preservation. The Fund's strategy is to invest in a combination of noncallable bonds for their offensive characteristics and callable bonds as defensive investments in order to create a high quality, low volatility, intermediate maturity portfolio. As an example of our strategy, several of the Fund's largest corporate bond holdings have unique call provisions that offer an attractive combination of risk and return. The Fund outperformed the Lipper Intermediate Investment Grade Index during the past twelve months, but modestly trailed the Lehman Brothers Intermediate Government/ Corporate Bond Index over that time period. We have relied upon our internal research capabilities in order to identify corporate bonds with strong credit profiles and attractive yields. The average effective maturity of the Fund at the end of June was approximately 5.0 years and the average quality was AA-. As of June 30, 2000, total net assets were $30.2 million and the asset mix was 64.7% in corporate bonds, 33.4% in U.S. Treasury Notes, and 1.9% in cash and cash equivalents. The portfolio is well positioned to benefit from the current environment of low inflation and continued economic growth.
     From a macro-economic standpoint, the Federal Reserve Board seems to be raising interest rates enough to temper inflationary pressures while, at the same time, achieving a "soft landing" in economic growth. This would be an especially attractive environment for financial assets. On the other hand, investor sentiment seems to largely reflect the "soft landing" viewpoint, which could create opportunity for disappointment. Volatility will likely remain high as the impact that higher interest rates and slower economic growth will have on corporate profits remains uncertain. Nevertheless, we believe that as the period of unsustainable investor euphoria continues to wind down, fundamental investing disciplines will continue to gain favor in the stock market. We continue to focus the majority of our analytical efforts on companies with leadership positions in their industries. These companies typically have business models that are characterized by high and sustainable returns on invested capital, strong and growing cash flows, and high quality balance sheets. As always, valuation remains an important consideration in selecting investments. We believe that companies meeting our investment criteria will remain among the assets of choice as stock price volatility continues to separate market dominant businesses from faulty business models, and long-term investors from speculators.


Regards,



/S/ J. Luther King, Jr.
J. Luther King, Jr., CFA
July 20, 2000

                  LKCM SMALL CAP EQUITY FUND
                    SCHEDULE OF INVESTMENTS
                   JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
COMMON STOCKS - 82.17%              SHARES        VALUE
-------------------------------------------------------
BASIC MATERIALS - 2.67%
   Boise Cascade Corporation        73,300  $ 1,896,637
   Buckeye Technologies, Inc. #     80,000    1,755,000
   Louisiana-Pacific Corporation    96,100    1,045,088
   NL Industries, Inc.              50,000      762,500
                                            -----------
                                              5,459,225
                                            -----------

CAPITAL GOODS - 16.43%
   ACT Manufacturing, Inc. #        35,000    1,625,312
   Belden Inc.                      90,000    2,306,250
   Casella Waste Systems, Inc. #   150,000    1,612,500
   Chart Industries, Inc.  #       200,000      975,000
   Diebold, Inc.                   110,000    3,066,250
   Justin Industries, Inc.         320,000    7,000,000
   Lindsay Manufacturing Company   225,000    4,415,625
   Littelfuse, Inc. #               80,000    3,920,000
   National Service Industries,
     Inc.                           75,000    1,462,500
   Reliance Steel & Aluminum
     Company                       131,250    2,510,156
   Scott Technologies, Inc.        175,000    3,007,813
   Stewart & Stevenson
     Services, Inc.                115,000    1,732,188
                                            -----------
                                             33,633,594
                                            -----------

CONSUMER CYCLICALS - 5.39%
   A.H. Belo Corporation -
     Common Series A                90,000    1,558,125
   Harte-Hanks, Inc.               170,000    4,250,000
   Iron Mountain, Inc. #           100,000    3,400,000
   Tractor Supply Company #        110,500    1,830,156
                                            -----------
                                             11,038,281
                                            -----------

CONSUMER STAPLES - 6.87%
   CBRL Group, Inc.                 75,000    1,101,563
   Cott Corporation #(1)           210,000    1,260,000
   Earthgrains Company             140,000    2,721,250
   Emmis Communications
     Corporation - Class A #        45,600    1,886,700
   Patterson Dental Company #       42,500    2,167,500
   Regent Communications, Inc. #   125,000    1,074,219
   Henry Schein, Inc. #            150,000    2,587,500
   Taco Cabana, Inc. - Class A #   190,100    1,259,413
                                            -----------
                                             14,058,145
                                            -----------

-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
ENERGY - 11.50%
   Tom Brown, Inc. #               125,000  $ 2,882,813
   Carbo Ceramics, Inc.             60,000    2,107,500
   Dril-Quip, Inc. #                75,000    3,506,250
   Encal Energy Ltd.(1)            487,500    3,092,731
   HS Resources, Inc. #            110,000    3,300,000
   Independent Energy Holdings
     PLC - ADR #(1)                 80,000      665,000
   McMoRan Exploration Co. #        45,000      742,500
   Santa Fe Snyder Corporation #   276,750    3,148,031
   Stolt Comex Seaway, S.A. #(1)   150,000    2,118,750
   Varco International, Inc. #      85,500    1,987,875
                                            -----------
                                             23,551,450
                                            -----------

FINANCIAL SERVICES - 7.58%
   AmeriCredit Corp. #              50,000      850,000
   CNA Surety Corporation          210,000    2,506,875
   Cullen/Frost Bankers, Inc.       75,000    1,973,437
   FVNB Corporation                 19,000      641,250
   Investment Technology
     Group, Inc.                    30,000    1,185,000
   Mobile Mini, Inc. #             191,000    4,213,937
   StanCorp Financial Group, Inc.   20,000      642,500
   Texas Regional Bancshares, Inc. 138,000    3,501,750
                                            -----------
                                             15,514,749
                                            -----------

HEALTH CARE - 11.13%
   Hooper Holmes, Inc.              85,000      680,000
   Intelligent Polymers Limited #  150,000    5,456,250
   Jones Pharma, Inc.              132,750    5,301,703
   Oxford Health Plans, Inc. #     158,000    3,762,375
   Prime Medical Services, Inc. #  200,000    1,550,000
   Sybron International
     Corporation #                 129,000    2,555,812
   Triad Hospitals, Inc. #          83,000    2,007,563
   Zoll Medical Corporation #       30,000    1,470,000
                                            -----------
                                             22,783,703
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 1.12%
   Brandywine Realty Trust         120,000    2,295,000
                                            -----------

TECHNOLOGY - 9.64%
   ANTEC Corporation #              50,000   $2,078,125
   Credence Systems Corporation #   26,000    1,434,875
   Dallas Semiconductor
     Corporation                   105,000    4,278,750
   Great Plains Software, Inc. #    19,500      382,687
   Harris Corporation               60,000    1,965,000
   New Era of Networks, Inc. #      25,700    1,092,250


                     See notes to the financial statements.

              LKCM SMALL CAP EQUITY FUND
          SCHEDULE OF INVESTMENTS Continued
              JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
TECHNOLOGY - (CONTINUED)
   RadiSys Corporation #            35,000  $ 1,986,250
   Tekelec #                        58,500    2,818,969
   Varian Semiconductor Equipment
     Associates, Inc. #             28,000    1,758,750
   VocalTec Communications
     Ltd. #(1)                      35,000      805,000
   Wind River Systems, Inc. #       30,000    1,136,250
                                            -----------
                                             19,736,906
                                            -----------

TELECOMMUNICATIONS - 3.85%
   AirGate PCS, Inc. #              15,000      788,437
   CapRock Communications Corp. #   50,000      975,000
   ITC DeltaCom, Inc. #            115,000    2,565,938
   LCC International, Inc.
     - Class A #                    71,000    1,939,188
   Pinnacle Holdings, Inc. #        30,000    1,620,000
                                            -----------
                                              7,888,563
                                            -----------

TRANSPORTATION - 5.99%
   Kirby Corporation               280,000    5,950,000
   RailAmerica, Inc.  #            546,166    3,481,808
   Swift Transportation
     Co., Inc. #                   202,500    2,835,000
                                            -----------
                                             12,266,808
                                            -----------

TOTAL COMMON STOCK
   (cost $122,303,943)                      168,226,424
                                            -----------

-------------------------------------------------------
PREFERRED STOCKS - 0.06%
-------------------------------------------------------
CONSUMER CYCLICALS - 0.06%
   Atlantic Gulf Corporation #@     26,017      130,085
                                            -----------
TOTAL PREFERRED STOCK
   (cost $293,583)                              130,085
                                            -----------

-------------------------------------------------------
WARRANTS - 2.23%                    SHARES        VALUE
-------------------------------------------------------
HEALTHCARE - 2.23%
   Biovail Corporation International,
     expire 9/30/2002 #(1)          60,000  $ 4,560,000
                                            -----------

TOTAL WARRANTS
   (cost $438,117)                            4,560,000
                                            -----------

-------------------------------------------------------
SHORT-TERM
INVESTMENTS - 15.38%             PRINCIPAL
-------------------------------------------------------
   Firstar Bank Demand Note,
     6.42% ^                   $ 8,879,010    8,879,010
   Firstar Bank Repurchase Agreement,
     4.25%, dated 6/30/2000, *
     due 7/3/2000               22,596,000   22,596,000
                                            -----------

TOTAL SHORT-TERM INVESTMENTS -
   (cost $31,475,010)                        31,475,010
                                            -----------

TOTAL INVESTMENTS - 99.84%
   (cost $154,510,653)                      204,391,519
                                            -----------

Other Assets in excess
  of Liabilities - 0.16%                        329,236
                                            -----------
Total Net Assets - 100.00%                 $204,720,755
                                           ============

   # - Non-income producing security.
 (1) - Foreign security.
   @ - Security issued as a private placement and is illiquid by virtue of the absence of a readily available market.
       Security valued at fair value - See Note A to the financial statements. ^ - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2000.
   * - Collateralized by U.S. Government securities, certificates of deposit or bankers' acceptances.
 ADR - American Depository Receipts.

                     See notes to the financial statements.

                   LKCM EQUITY FUND
               SCHEDULE OF INVESTMENTS
              JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
COMMON STOCK - 84.71%               SHARES        VALUE
-------------------------------------------------------
BASIC MATERIALS - 2.22%
   Boise Cascade Corporation         9,800  $   253,575
   Louisiana-Pacific Corporation    12,000      130,500
   Weyerhaeuser Company              4,500      193,500
                                            -----------
                                                577,575
                                            -----------

CAPITAL GOODS - 5.14%
   Deere & Company                  10,500      388,500
   Diebold, Inc.                    11,200      312,200
   General Electric Company         12,000      636,000
                                            -----------
                                              1,336,700
                                            -----------

CONSUMER CYCLICALS - 7.90%
   A.H. Belo Corporation - Common
     Series A                       10,000      173,125
   H&R Block, Inc.                   7,500      242,812
   Gannett Company, Inc.             8,000      478,500
   Home Depot, Inc.                  6,600      329,587
   Masco Corporation                 8,000      144,500
   RadioShack Corporation           10,000      473,750
   Sherwin-Williams Company         10,000      211,875
                                            -----------
                                              2,054,149
                                            -----------

CONSUMER STAPLES - 8.48%
   AMFM, Inc. #                      8,100      558,900
   Colgate-Palmolive Company         5,000      299,375
   Kimberly-Clark Corporation       10,000      573,750
   PepsiCo, Inc.                     8,000      355,500
   Waste Management, Inc.           22,000      418,000
                                            -----------
                                              2,205,525
                                            -----------

ENERGY - 11.77%
   Anadarko Petroleum Corporation    7,000      345,187
   BP Amoco PLC - ADR(1)             3,280      185,525
   Burlington Resources, Inc.        9,900      378,675
   Cabot Oil & Gas Corporation      12,400      262,725
   Exxon Mobil Corporation          10,000      785,000
   Halliburton Company              10,500      495,469
   Triton Energy Limited(1)          7,000      275,188
   Unocal Corporation               10,000      331,250
                                            -----------
                                              3,059,019
                                            -----------

-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
FINANCIAL SERVICES - 6.90%
   American General Corporation      8,000  $   488,000
   Cullen/Frost Bankers, Inc.        9,000      236,812
   Firstar Corporation              10,000      210,625
   Hibernia Corporation             30,000      326,250
   Wells Fargo Company              13,700      530,875
                                            -----------
                                              1,792,562
                                            -----------

HEALTH CARE - 14.82%
   HCA - The Healthcare Corporation 19,000      577,125
   Merck & Company, Inc.             4,500      344,813
   Millennium Pharmaceuticals,
     Inc. #                          1,500      167,813
   Pfizer, Inc.                      7,300      350,400
   Pharmacia Corporation            13,090      676,589
   Schering-Plough Corporation      11,000      555,500
   SmithKline Beecham PLC ADR(1)     2,500      162,969
   Sybron International
     Corporation #                  15,000      297,188
   Tenet Healthcare Corporation #    6,100      164,700
   Teva Pharmaceutical Industries Ltd.
     - ADR(1)                       10,000      554,375
                                            -----------
                                              3,851,472
                                            -----------

TECHNOLOGY - 20.49%
   Agilent Technologies, Inc. #      1,907      140,641
   America Online, Inc. #            3,700      195,175
   Cisco Systems, Inc. #             8,000      508,500
   Dell Computer Corporation #       6,000      295,875
   EMC Corporation                   7,000      538,562
   First Data Corporation            5,900      292,788
   Hewlett-Packard Company           5,000      624,375
   Intel Corporation                 5,000      668,437
   International Business Machines
     Corporation                     2,200      241,038
   Lucent Technologies, Inc.         4,100      242,925
   Microsoft Corporation #           2,950      236,000
   Motorola, Inc.                   12,000      348,750
   National Semiconductor
     Corporation #                   1,000       56,750
   Nortel Networks Corporation(1)   10,000      682,500
   Sun Microsystems, Inc. #          2,800      254,625
                                            -----------
                                              5,326,941
                                            -----------


                     See notes to the financial statements.

                   LKCM EQUITY FUND
          SCHEDULE OF INVESTMENTS Continued
              JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
TELECOMMUNICATIONS - 5.63%
   ALLTEL Corporation                4,000  $   247,750
   AT&T Corp.                        6,000      189,750
   Alcatel SA - ADR(1)               5,300      352,450
   Crown Castle International
     Corporation #                   8,000      292,000
   GTE Corporation                   3,500      217,875
   Sprint Corporation                3,200      163,200
                                            -----------
                                              1,463,025
                                            -----------

TRANSPORTATION - 1.36%
   United Parcel Service, Inc.
     - Class B                       6,000      354,000
                                            -----------

TOTAL COMMON STOCK
   (cost $16,513,372)                        22,020,968
                                            -----------


-------------------------------------------------------
SHORT-TERM
INVESTMENTS - 15.33%             PRINCIPAL        VALUE
-------------------------------------------------------
   Firstar Bank Demand Note,
     6.42% ^                    $  653,428  $   653,428
   Firstar Bank Repurchase Agreement,
     4.25%, dated 6/30/00, *
     due 7/3/2000                3,332,000    3,332,000

                                            -----------
TOTAL SHORT-TERM INVESTMENTS
   (cost $3,985,428)                          3,985,428
                                            -----------

TOTAL INVESTMENTS - 100.04%
   (cost $20,498,800)                        26,006,396
                                            -----------

Liabilities, less Other Assets - (0.04)%        (11,667)
                                            -----------
Total Net Assets - 100.00%                  $25,994,729
                                            ===========

    # - Non-income producing security.
  (1) - Foreign security.
   ^ - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2000.
    * - Collateralized by U.S. Government securities, certificates of deposit or bankers' acceptances.
  ADR - American Depository Receipts.

                     See notes to the financial statements.

                       LKCM BALANCED FUND
                     SCHEDULE OF INVESTMENTS
                    JUNE 30, 2000 (UNAUDITED)


--------------------------------------------------------
COMMON STOCKS - 65.64%               SHARES        VALUE
--------------------------------------------------------
BASIC MATERIALS - 1.07%
   Boise Cascade Corporation         2,900  $    75,037
                                            -----------

CAPITAL GOODS - 5.32%
   Diebold, Inc.                     3,200       89,200
   General Electric Company          3,300      174,900
   Tyco International Group(1)       1,600       75,800
   Viasystems Group, Inc. #          2,000       32,375
                                            -----------
                                                372,275
                                            -----------

CONSUMER CYCLICALS - 5.35%
   A.H. Belo Corporation, Common
     Series A                        3,200       55,400
   H&R Block, Inc.                   2,400       77,700
   Harte-Hanks, Inc.                 4,000      100,000
   Home Depot, Inc.                  1,100       54,931
   Wal-Mart Stores, Inc.             1,500       86,437
                                            -----------
                                                374,468
                                            -----------

CONSUMER STAPLES - 6.75%
   Colgate-Palmolive Company         1,900      113,762
   Infinity Broadcasting
     Corporation #                   2,125       77,430
   Kimberly-Clark Corporation        1,500       86,063
   Philip Morris Companies, Inc.     2,000       53,125
   Viacom, Inc. - Class B #          2,087      142,307
                                            -----------
                                                472,687
                                            -----------

ENERGY - 5.26%
   BP Amoco PLC - ADR(1)             1,400       79,187
   EOG Resources, Inc.               2,100       70,350
   Exxon Mobil Corporation           1,600      125,600
   Schlumberger Limited              1,250       93,281
                                            -----------
                                                368,418
                                            -----------

FINANCIAL SERVICES - 7.56%
   AEGON N.V. - ADR(1)                 402       14,321
   American General Corporation      1,000       61,000
   The Chase Manhattan Corporation   1,800       82,912
   Citigroup, Inc.                   1,200       72,300
   Cullen/Frost Bankers, Inc.        1,800       47,362
   Fannie Mae                        1,400       73,063
   Mellon Bank Corporation           2,440       88,908
   Wells Fargo Company               2,300       89,125
                                            -----------
                                                528,991
                                            -----------

-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
HEALTH CARE - 7.81%
   Medtronic, Inc.                   1,600  $    79,700
   Pfizer, Inc.                      2,200      105,600
   Pharmacia Corporation             2,856      147,620
   Tenet Healthcare Corporation #    3,000       81,000
   Teva Pharmaceutical Industries Ltd.
     - ADR(1)                        2,400      133,050
                                            -----------
                                                546,970
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 0.41%
   Crescent Real Estate Equities
     Company                         1,400       28,700
                                            -----------

TECHNOLOGY - 21.56%
   Agilent Technologies, Inc. #        286       21,092
   ANTEC Corporation #               1,900       78,969
   Cisco Systems, Inc. #             1,900      120,769
   Dell Computer Corporation #       1,700       83,831
   EMC Corporation                   1,460      112,329
   First Data Corporation            1,400       69,475
   Harris Corporation                3,000       98,250
   Hewlett-Packard Company             750       93,656
   Intel Corporation                 1,150      153,741
   KLA-Tencor Corporation #          1,200       70,275
   Microsoft Corporation #           1,800      144,000
   Motorola, Inc.                    2,100       61,031
   National Semiconductor
     Corporation #                   1,200       68,100
   Nortel Networks Corporation(1)    1,800      122,850
   Oracle Corporation                1,970      165,603
   Sun Microsystems, Inc. #            500       45,469
                                            -----------
                                              1,509,440
                                            -----------

TELECOMMUNICATIONS - 2.51%
   ALLTEL Corporation                1,200       74,325
   Bell Atlantic Corporation         1,200       60,975
   Sprint Corporation                  800       40,800
                                            -----------
                                                176,100
                                            -----------

TRANSPORTATION - 2.04%
RailAmerica, Inc. #                  8,500       54,188
United Parcel Service, Inc.
  - Class B                          1,500       88,500
                                            -----------
                                                142,688
                                            -----------

TOTAL COMMON STOCKS
   (cost $3,919,742)                          4,595,774
                                            -----------

                     See notes to the financial statements.

                   LKCM BALANCED FUND
             SCHEDULE OF INVESTMENTS Continued
                  JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
CORPORATE BONDS - 14.17%         PRINCIPAL        VALUE
-------------------------------------------------------
CAPITAL GOODS - 0.69%
   Tyco International Group(1),
     6.375%, 6/15/2005            $ 25,000  $    23,638
   WMX Technologies, Inc.,
     6.70%, 5/01/2001               25,000       24,493
                                            -----------
                                                 48,131
                                            -----------

CONSUMER CYCLICALS - 0.68%
   Tandy Corporation,
     6.95%, 9/01/2007               50,000       47,856
                                            -----------

CONSUMER STAPLES - 0.87%
   Tribune Company, Convertible,
     2.00%, 5/15/2029                  530       61,083
                                            -----------

FINANCIAL SERVICES - 7.73%
   American General  Corporation,
     6.75%, 6/15/2005               50,000       47,924
   Block Financial Corporation,
     6.75%, 11/01/2004              75,000       71,931
   Citigroup, Inc.,
     5.80%, 3/15/2004               75,000       71,564
   Lehman Brothers Holdings, Inc.
     8.25%, 6/15/2007               75,000       75,163
   Morgan Stanley Group,
     6.875%, 3/01/2007              65,000       61,340
   Norwest Corporation,
     6.625%, 3/15/2003              75,000       73,140
   Sears Roebuck Acceptance
     Corporation,
     6.00%, 3/20/2003               75,000       71,948
   Wilmington Trust Corporation,
     6.625%, 5/01/2008              75,000       67,762
                                            -----------
                                                540,772
                                            -----------

MANUFACTURING - 0.34%
   Thomas & Betts Corporation,
     6.50%, 1/15/2006               25,000       23,907
                                            -----------

REAL ESTATE INVESTMENT TRUST - 1.33%
   Bay Apartment Communities, Inc.,
     6.25%, 1/15/2003               25,000       24,115
   EOP Operating LP,
     6.80%, 1/15/2009               50,000       45,765


-------------------------------------------------------
CORPORATE BONDS                  PRINCIPAL        VALUE
-------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - (CONTINUED)
Prologis Trust,
     7.05%, 7/15/2006             $ 25,000  $    23,500
                                            -----------
                                                 93,380
                                            -----------
TECHNOLOGY - 1.11%
   Kent Electronics,
     Callable 9/06/2000,
     4.50%, 9/01/2004               60,000       53,625
   Oracle Corporation,
     6.91%, 2/15/2007               25,000       24,028
                                            -----------
                                                 77,653
                                            -----------

TELECOMMUNICATIONS - 1.42%
   ITC DeltaCom, Inc. , Convertible,
     Callable 5/17/2002,
     4.50%, 5/15/2006               39,000       39,439
   MCI WorldCom, Inc.,
     7.75%, 4/01/2007               60,000       60,069
                                            -----------
                                                 99,508
                                            -----------

TOTAL CORPORATE BONDS
   (cost $1,047,251)                            992,290
                                            -----------

-------------------------------------------------------
MORTGAGE-BACKED
SECURITIES - 3.27%
-------------------------------------------------------
UTILITIES - 3.27%
   Old Domin Electric,
     Callable 12/01/2003
     7.48%, 12/01/2013              70,000       68,105
   Potomac Edison Company,
     Callable 8/10/2000
     8.00%, 6/01/2006              100,000      100,091
   Public Service Electric & Gas
     Company,
     6.375%, 5/01/2023              65,000       60,735
                                            -----------

TOTAL MORTGAGE-BACKED SECURITIES
   (cost $234,555)                              228,931
                                            -----------

-------------------------------------------------------
CONVERTIBLE PREFERRED
STOCKS - 1.96%                      SHARES        VALUE
-------------------------------------------------------
TELECOMMUNICATIONS - 1.96%
   Crown Castle International
     Corporation, 7.25%              4,200      137,287
                                            -----------

                     See notes to the financial statements.

                    LKCM BALANCED FUND
               SCHEDULE OF INVESTMENTS Continued
                  JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
CONVERTIBLE PREFERRED
STOCKS                              SHARES        VALUE
-------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (cost $94,137)                           $   137,287
                                            -----------

-------------------------------------------------------
U.S. TREASURY
OBLIGATIONS - 10.93%             PRINCIPAL        VALUE
-------------------------------------------------------
U.S. Treasury Notes:
   7.50%, 11/15/2001              $150,000  $   151,969
   6.25%, 8/31/2002                150,000      149,484
   5.75%, 8/15/2003                170,000      167,131
   5.25%, 5/15/2004                100,000       96,500
   6.00%, 8/15/2004                100,000       99,094
   6.50%, 5/15/2005                100,000      101,125
                                            -----------

TOTAL U.S. TREASURY OBLIGATIONS
   (cost $769,891)                              765,303
                                            -----------

-------------------------------------------------------
SHORT-TERM
INVESTMENTS - 8.03%
-------------------------------------------------------
   Firstar Bank Demand Note,
     6.42% ^                       134,850      134,850
Firstar Bank Repurchase Agreement,
     4.25%, dated 6/30/00, *
     due 7/3/2000                  427,000      427,000
                                            -----------

TOTAL SHORT-TERM INVESTMENTS
   (cost $561,850)                              561,850
                                            -----------

TOTAL INVESTMENTS - 104.00%
   (cost $6,627,426)                        $ 7,281,435
                                            -----------

Liabilities, less Other Assets - (4.00)%       (279,974)
                                            -----------
Total Net Assets - 100.00%                  $ 7,001,461
                                            ===========

  # - Non-income producing security.
(1) - Foreign security.
 ^ - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2000.
  * - Collateralized by U.S. Government securities, certificates of deposit or bankers' acceptances.
ADR - American Depository Receipts.

                     See notes to the financial statements.

                    LKCM FIXED INCOME FUND
                    SCHEDULE OF INVESTMENTS
                   JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
CORPORATE BONDS - 53.08%         PRINCIPAL        VALUE
-------------------------------------------------------
CAPITAL GOODS - 4.75%
   Tyco International Group(1),
     6.375%, 6/15/2005          $1,000,000  $   945,517
   WMX Technologies, Inc.,
     6.70%, 5/01/2001              500,000      489,850
                                            -----------
                                              1,435,367
                                            -----------

CONSUMER CYCLICALS - 3.17%
   Tandy Corporation,
     6.95%, 9/01/2007            1,000,000      957,126
                                            -----------

FINANCIAL SERVICES - 25.22%
   Banc One Corporation:
     7.00%, 7/15/2005              150,000      145,877
     7.60%, 5/01/2007              500,000      489,846
   Block Financial Corporation:
     6.75%, 11/01/2004           1,000,000      959,074
     8.50%, 4/15/2007              300,000      303,273
   Citigroup, Inc.,
     5.80%, 3/15/2004              500,000      477,095
   Lehman Brothers Holdings, Inc.
     8.25%, 6/15/2007            1,000,000    1,002,179
   Morgan Stanley Group,
     6.875%, 3/01/2007           1,000,000      943,695
   Nationsbank Corporation,
     6.875%, 2/15/2005           1,000,000      976,979
   Northern Trust Company,
     6.25%, 6/02/2008              459,000      420,914
   Norwest Corporation,
     6.625%, 3/15/2003             500,000      487,601
   Sears Roebuck Acceptance
     Corporation,
     6.00%, 3/20/2003              500,000      479,654
   State Street Boston Corporation,
     5.95%, 9/15/2003              495,000      475,207
   Wilmington Trust Corporation,
     6.625%, 5/01/2008             500,000      451,745
                                            -----------
                                              7,613,139
                                            -----------


-------------------------------------------------------
CORPORATE BONDS                  PRINCIPAL        VALUE
-------------------------------------------------------
MANUFACTURING - 0.48%
   Thomas & Betts Corporation,
     6.50%, 1/15/2006           $  150,000  $   143,440
                                            -----------

REAL ESTATE INVESTMENT TRUST - 5.84%
   Bay Apartment Communities, Inc.,
     6.25%, 1/15/2003              150,000      144,688
   Camden Property Trust,
     7.00%, 11/15/2006             800,000      761,342
   EOP Operating LP,
     6.80%, 1/15/2009              550,000      503,417
   Prologis Trust,
     7.05%, 7/15/2006              375,000      352,494
                                            -----------
                                              1,761,941
                                            -----------

TECHNOLOGY - 5.45%
   Oracle Corporation,
     6.91%, 2/15/2007              675,000      648,757
   Texas Instruments, Inc.,
     7.00%, 8/15/2004            1,000,000      996,919
                                            -----------
                                              1,645,676
                                            -----------

TELECOMMUNICATIONS - 5.77%
   ALLTEL Corporation,
     7.25%, 4/01/2004              750,000      742,058
   MCI WorldCom, Inc.,
     7.75%, 4/01/2007            1,000,000    1,001,152
                                            -----------
                                              1,743,210
                                            -----------

TOOLS - HAND HELD - 2.24%
   Black & Decker Corporation,
     7.50%, 4/01/2003              675,000      676,276
                                            -----------

UTILITIES - 0.16%
   Southwest Gas Corporation,
     7.50%, 8/01/2006               50,000       48,953
                                            -----------

TOTAL CORPORATE BONDS
   (cost $16,639,213)                        16,025,128
                                            -----------

                     See notes to the financial statements.

                    LKCM FIXED INCOME FUND
               SCHEDULE OF INVESTMENTS, Continued
                   JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
MORTGAGE-BACKED
SECURITIES - 11.60%              PRINCIPAL        VALUE
-------------------------------------------------------
UTILITIES - 11.60%
   Interstate Power Company,
     Callable 9/15/2000,
     8.625%, 9/15/2021          $   50,000  $    51,054
   Old Domin Electric,
     7.48%, 12/01/2013             575,000      559,431
   PP&L Resources, Inc.,
     6.55%, 3/01/2006            1,000,000      956,477
   Potomac Edison Company,
     Callable 8/10/2000
     8.00%, 6/01/2006            1,000,000    1,000,913
   Public Service Electric & Gas
     Company,
     6.375%, 5/01/2023           1,000,000      934,377
                                            -----------

TOTAL MORTGAGE-BACKED SECURITIES
   (cost $3,541,310)                          3,502,252
                                            -----------

-------------------------------------------------------
U.S. TREASURY
OBLIGATIONS - 33.37%
-------------------------------------------------------
   5.375%, 2/15/2001             1,000,000      993,750
   5.75%, 11/30/2002             1,000,000      985,625
   6.25%, 2/15/2003              1,000,000      997,500
   7.25%, 8/15/2004              1,000,000    1,033,750
   7.50%, 2/15/2005              1,000,000    1,049,063
   6.50%, 5/15/2005              1,000,000    1,011,250
   5.875%, 11/15/2005            1,000,000      983,125
   6.50%, 10/15/2006             1,000,000    1,011,563
   6.125%, 8/15/2007             1,500,000    1,491,562
   6.50%, 10/15/2010               500,000      517,188
                                            -----------

TOTAL U.S. TREASURY OBLIGATIONS
   (cost $10,094,432)                        10,074,376
                                            -----------


SHORT-TERM
INVESTMENTS - 0.28%              PRINCIPAL        VALUE
-------------------------------------------------------
   Firstar Bank Demand Note,
     6.42% ^                    $   82,719  $    82,719
                                            -----------

TOTAL SHORT-TERM INVESTMENTS
   (cost $82,719)                                82,719
                                            -----------

TOTAL INVESTMENTS - 98.33%
   (cost $30,357,674)                        29,684,475
                                            -----------

Other Assets in excess
of Liabilities - 1.67%                          504,051
                                            -----------

Total Net Assets - 100.00%                  $30,188,526
                                            ===========

   (1) - Foreign security.
    ^ - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2000.

                     See notes to the financial statements.

                   LKCM INTERNATIONAL FUND
                   SCHEDULE OF INVESTMENTS
                  JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
COMMON STOCKS - 84.90%              SHARES        VALUE
-------------------------------------------------------
BELGIUM - 1.35%
-------------------------------------------------------
FINANCIAL SERVICES - 1.35%
   Dexia                             9,081  $ 1,392,925
   Dexia - STRIP VVPR #              9,081          435
                                            -----------
TOTAL BELGIUM                                 1,393,360
                                            -----------

-------------------------------------------------------
CANADA - 0.51%
-------------------------------------------------------
ENERGY - 0.51%
   Ballard Power Systems, Inc. #     5,827      526,974
                                            -----------
TOTAL CANADA                                    526,974
                                            -----------

-------------------------------------------------------
DENMARK - 0.49%
-------------------------------------------------------
ENERGY - 0.49%
   Vestas Wind Systems A/S          13,753      507,184
                                            -----------
TOTAL DENMARK                                   507,184
                                            -----------

-------------------------------------------------------
FINLAND - 2.02%
-------------------------------------------------------
TELECOMMUNICATIONS - 2.02%
   Nokia Oyj                        40,628    2,081,839
                                            -----------
TOTAL FINLAND                                 2,081,839
                                            -----------

-------------------------------------------------------
FRANCE - 7.25%
-------------------------------------------------------
FINANCIAL SERVICES - 3.42%
   Axa                              12,734    2,014,294
   BNP Paribas                      10,417    1,006,647
   Credit Lyonnais SA               10,543      503,347
                                            -----------
                                              3,524,288
                                            -----------

ELECTRONICS - 0.35%
   Thomson CSF                       8,988      355,522
                                            -----------

MEDICAL - 3.48%
   Aventis SA                       48,995    3,590,900
                                            -----------
TOTAL FRANCE                                  7,470,710
                                            -----------

-------------------------------------------------------
GERMANY - 8.50%
-------------------------------------------------------
CHEMICALS - 1.94%
   Bayer AG                         40,551    1,586,119
   SGL Carbon AG                     6,158      411,478
                                            -----------
                                              1,997,597
                                            -----------

-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
GERMANY - (CONTINUED)
-------------------------------------------------------
DIVERSIFIED MANUFACTURING - 2.98%
   E.On AG                          48,498  $ 2,389,787
   MAN AG                           22,229      683,002
                                            -----------
                                              3,072,789
                                            -----------

ELECTRONIC COMPONENTS - 0.60%
   Aixtron AG                        4,448      614,047
                                            -----------

FINANCIAL SERVICES - 1.08%
   Ergo Versicherungs Gruppe AG      9,825    1,115,214
                                            -----------

INTERNET SOFTWARE - 0.52%
   Intershop Communications AG  #    1,193      540,973
                                            -----------

MEDICAL - 1.38%
   Altana AG                         3,479      276,826
   Merck KGaA                       37,599    1,146,245
                                            -----------
                                              1,423,071
                                            -----------
TOTAL GERMANY                                 8,763,691
                                            -----------

-------------------------------------------------------
HONG KONG  - 1.70%
-------------------------------------------------------
DIVERSIFIED OPERATIONS - 0.58%
   Hutchison Whampoa, Limited       47,600      598,412
                                            -----------

LODGING - 0.05%
   Lai Sun Hotels International
     Limited #                   1,006,000       50,330
                                            -----------

TELECOMMUNICATIONS - 1.07%
   China Mobile (Hong Kong),
   Limited #                       125,000    1,102,427
                                            -----------
TOTAL HONG KONG                               1,751,169
                                            -----------

-------------------------------------------------------
IRELAND - 0.80%
-------------------------------------------------------
MEDICAL - 0.80%
   Elan Corporation PLC - ADR #     17,086      827,603
                                            -----------
TOTAL IRELAND                                   827,603
                                            -----------

-------------------------------------------------------
ITALY - 5.88%
-------------------------------------------------------
ENERGY - 2.18%
   ENI SpA                         387,580    2,247,971
                                            -----------


                     See notes to the financial statements.

                   LKCM INTERNATIONAL FUND
              SCHEDULE OF INVESTMENTS Continued
                  JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
ITALY - (CONTINUED)
-------------------------------------------------------
FINANCIAL SERVICES - 3.70%
   Assicurazioni Genrali            77,700  $ 2,674,173
   Banca Nazionale del Lavoro #    321,628    1,137,769
                                            -----------
                                              3,811,942
                                            -----------
TOTAL ITALY                                   6,059,913
                                            -----------

-------------------------------------------------------
JAPAN - 11.08%
-------------------------------------------------------
BUILDING & CONSTRUCTION - 1.91%
   Matsushita Electric Works, Ltd.  42,000      521,602
   Nippon Sheet Glass Company,
     Limited                        36,000      501,527
   Sekisui House, Ltd.              13,000      120,533
   Toto Ltd.                       107,000      823,194
                                            -----------
                                              1,966,856
                                            -----------

ELECTRICAL EQUIPMENT - 0.51%
   The Furukawa Electric Co., Ltd.  25,000      523,369
                                            -----------

ELECTRONICS - 5.20%
   Canon Inc.                       21,000    1,047,967
   Kyocera Corporation               4,000      680,120
   NEC Corporation                  27,000      849,772
   Sanyo Electric Company, Ltd.     60,000      540,996
   Sharp Corporation                19,000      336,705
   Tokyo Electron Limited            7,000      960,636
   Toshiba Corporation              43,000      486,471
   Yaskawa Electric Corporation     38,000      455,045
                                            -----------
                                              5,357,712
                                            -----------

FINANCIAL SERVICES - 0.27%
   Credit Saison Co., Ltd.          12,100      281,329
                                            -----------

MACHINERY - 0.62%
   AMADA Co., Ltd.                  55,000      467,842
   Tsugami Corporation #            35,000      174,661
                                            -----------
                                                642,503
                                            -----------

MEDICAL - 0.56%
   Chugai Pharmaceutical Co., Ltd.  18,000      341,100
   Dainippon Pharmaceutical Co.,
     Ltd.                           18,000      240,556
                                            -----------
                                                581,656
                                            -----------


-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
JAPAN - (CONTINUED)
-------------------------------------------------------
PUBLISHING & BROADCASTING - 0.62%
   Nippon Television Network
     Corporation #                     400  $   261,614
   Nippon Television Network
     Corporation                       580      378,243
                                            -----------
                                                639,857
                                            -----------

RETAIL - 0.96%
   Isetan Company Limited           27,000      331,743
   Marui Co., Ltd.                  34,000      652,333
                                            -----------
                                                984,076
                                            -----------

SOFTWARE - 0.24%
   CAPCOM Co., LTD.                     50        1,611
   Trend Micro Incorporated #        1,500      248,098
                                            -----------
                                                249,709
                                            -----------

TELECOMMUNICATIONS - 0.19%
   Nippon COMSYS Corporation         9,000      191,815
                                            -----------
TOTAL JAPAN                                  11,418,882
                                            -----------

-------------------------------------------------------
KOREA - 1.01%
-------------------------------------------------------
ELECTRONICS - 1.01%
   Samsung Electronics               3,158    1,045,091
                                            -----------
TOTAL KOREA                                   1,045,091
                                            -----------

-------------------------------------------------------
NETHERLANDS - 5.86%
-------------------------------------------------------
ELECTRONICS - 4.46%
   ASM Lithography Holding N.V. #   25,266    1,090,476
   Koninklijke Philips
     Electronics N.V.               74,062    3,507,490
                                            -----------
                                              4,597,966
                                            -----------

MEDICAL - 1.40%
   QIAGEN N.V. - #                   8,281    1,444,868
                                            -----------
TOTAL NETHERLANDS                             6,042,834
                                            -----------

-------------------------------------------------------
SPAIN - 6.25%
-------------------------------------------------------
Empresa Nacional de Electricidad SA 41,583      808,857
Gas Natural SDG, SA                 23,189      417,940


                     See notes to the financial statements.

                   LKCM INTERNATIONAL FUND
              SCHEDULE OF INVESTMENTS Continued
                  JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
SPAIN - (CONTINUED)
-------------------------------------------------------
ENERGY - (CONTINUED)
Iberdrola S.A.                      66,024  $   854,495
Repsol YPF, SA                      84,965    1,698,323
                                            -----------
                                              3,779,615
                                            -----------
TELECOMMUNICATIONS - 1.01%
   Telefonica S.A.                  48,322    1,042,321
                                            -----------

TRANSPORTATION SERVICES - 1.57%
   Amadeus Global Travel
     Distribution SA               141,201    1,617,632
                                            -----------
TOTAL SPAIN                                   6,439,568
                                            -----------

-------------------------------------------------------
SWEDEN - 2.77%
-------------------------------------------------------
FINANCIAL SERVICES - 1.34%
   Nordic Baltic Holdings AB       182,210    1,381,480
                                            -----------

TELECOMMUNICATIONS - 1.43%
   Telefonaktiebolaget LM Ericsson
     AB - Class B                   74,234    1,476,894
                                            -----------
TOTAL SWEDEN                                  2,858,374
                                            -----------

-------------------------------------------------------
SWITZERLAND - 5.57%
-------------------------------------------------------
FINANCIAL SERVICES - 1.43%
   Swiss Re                            723    1,478,369
                                            -----------

FOOD & BEVERAGES - 3.13%
   Nestle SA                         1,605    3,222,634
                                            -----------

RETAIL - 1.01%
   The Swatch Group AG - Class B       817    1,042,038
                                            -----------
TOTAL SWITZERLAND                             5,743,041
                                            -----------

-------------------------------------------------------
UNITED KINGDOM - 23.86%
-------------------------------------------------------
AEROSPACE - 0.98%
BAE Systems PLC                    162,361    1,012,759
                                            -----------


-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
UNITED KINGDOM - (CONTINUED)
-------------------------------------------------------
ENERGY - 2.70%
   BG Group PLC                     15,226  $    98,433
   National Power PLC               19,477      124,146
   Shell Transport & Trading
     Company PLC                   227,465    1,899,273
   United Utilities PLC             66,729      660,723
                                            -----------
                                              2,782,575
                                            -----------

FINANCIAL SERVICES - 3.61%
   Amvescap PLC                     99,106    1,590,498
   Prudential PLC                   65,719      963,149
   Standard Chartered PLC           93,546    1,165,607
                                            -----------
                                              3,719,254
                                            -----------

FOOD & BEVERAGES - 4.70%
Diageo PLC                         375,061    3,367,315
Unilever PLC                       243,581    1,475,131
                                            -----------
                                              4,842,446
                                            -----------

MEDICAL - 4.23%
   AstraZeneca Group PLC            35,148    1,641,659
   Celltech Group PLC #             50,692      982,373
   Nycomed Amersham PLC            175,466    1,742,705
                                            -----------
                                              4,366,737
                                            -----------

RETAIL - 3.57%
   Dixons Group PLC                204,042      830,996
   Kingfisher PLC                  190,330    1,733,285
   Safeway PLC                     286,741    1,115,707
                                            -----------
                                              3,679,988
                                            -----------

TELECOMMUNICATIONS - 1.51%
   Vodafone AirTouch PLC           384,496    1,554,284
                                            -----------

TRANSPORTATION - 2.56%
   Railtrack Group PLC             169,628    2,636,232
                                            -----------
TOTAL UNITED KINGDOM                         24,594,275
                                            -----------

TOTAL COMMON STOCKS
   (cost $79,827,123)                        87,524,508
                                            -----------




                     See notes to the financial statements.

                   LKCM INTERNATIONAL FUND
              SCHEDULE OF INVESTMENTS Continued
                  JUNE 30, 2000 (UNAUDITED)


-------------------------------------------------------
WARRANTS - 0.11%                    SHARES        VALUE
-------------------------------------------------------
JAPAN - 0.11%
-------------------------------------------------------
PUBLISHING & BROADCASTING - 0.11%
   Nippon Television Network
     Corporation                       180  $   117,386
                                            -----------
TOTAL JAPAN                                     117,386
                                            -----------

TOTAL WARRANTS
   (cost $102,203)                              117,386
                                            -----------

TOTAL INVESTMENTS - 85.01%
   (cost $79,929,326)                       $87,641,894
                                            -----------

Other Assets in excess
of Liabilities - 14.99%                      15,453,922
                                            -----------
Total Net Assets - 100.00%                 $103,095,816
                                           ============


         # - Non-income producing security.
STRIP VVPR - Belgian tax recovery coupon.
       ADR - American Depository Receipts.


                     See notes to the financial statements.


                           LKCM SMALL CAP EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           June 30, 2000 (Unaudited)

                                               LKCM                         LKCM           LKCM           LKCM
                                             SMALL CAP        LKCM        BALANCED     FIXED INCOME   INTERNATIONAL
                                            EQUITY FUND    EQUITY FUND      FUND           FUND           FUND
ASSETS:
Investments, at value*..................   $181,795,519   $22,674,396     $6,854,435    $29,684,475  $ 87,641,894
Repurchase agreements...................     22,596,000     3,332,000        427,000             --            --
Cash....................................             --            --             --             --    12,383,167
Foreign currency**......................             --            --             --             --     1,662,305
Dividends and interest receivable.......        167,111        27,392         33,593        520,006       322,463
Receivable from Adviser.................             --            --          6,397             --            --
Receivable for investments sold.........      2,104,643            --             --             --     3,874,231
Receivable for fund shares sold.........             --            --             --             --        10,412
Organizational expenses, net of
  accumulated amortization..............             --            --          8,143          8,143        14,943
Other assets............................         21,395         5,389          4,826          8,687        14,510
                                            -----------    ----------      ---------     ----------   -----------
   Total assets.........................    206,684,668    26,039,177      7,334,394     30,221,311   105,923,925
                                            -----------    ----------      ---------     ----------   -----------

LIABILITIES:
Payable for investments purchased.......      1,516,195            --        321,428             --     2,363,967
Payable for investment advisory fees....        390,322        30,255             --         20,000       164,070
Payable for fund shares purchased.......             --            --             --             --       220,768
Accrued expenses and other liabilities..         57,396        14,193         11,505         12,785        79,304
                                            -----------    ----------      ---------     ----------   -----------
   Total liabilities....................      1,963,913        44,448        332,933         32,785     2,828,109
                                            -----------    ----------      ---------     ----------   -----------
NET ASSETS..............................   $204,720,755   $25,994,729     $7,001,461    $30,188,526  $103,095,816
                                            ===========    ==========      =========     ==========   ===========
NET ASSETS CONSIST OF:
Paid in capital.........................   $121,475,012   $16,661,327     $6,312,006    $31,068,131  $ 79,117,117
Undistributed net investment income.....        221,370       545,191            904          9,812       232,751
Undistributed net realized gain (loss)
  on securities and foreign currency
  transactions..........................     33,143,507      3,280,615        34,542       (216,218)   16,024,377
Net unrealized appreciation or
  depreciation on:
  Investments securities................     49,880,866     5,507,596        654,009       (673,199)    7,712,568
  Other assets and liabilities
   denominated in foreign currency......             --            --             --             --         9,003
                                            -----------    ----------      ---------     ----------   -----------
NET ASSETS..............................   $204,720,755   $25,994,729     $7,001,461    $30,188,526  $103,095,816
                                            ===========    ==========      =========     ==========   ===========
Shares of beneficial interest
  outstanding  (unlimited shares of no
  par value authorized)                      10,645,584     1,703,885        581,261      3,109,383     6,744,633
Net asset value per share (offering and
  redemption price).....................   $      19.23   $     15.26     $    12.05    $      9.71  $      15.29
                                            ===========    ==========      =========     ==========   ===========

* Cost of Investments...................   $154,510,653   $20,498,800     $6,627,426    $30,357,674  $ 79,929,326
                                            ===========    ==========      =========     ==========   ===========
** Cost of Foreign Currency.............   $         --   $        --     $       --    $        --  $  1,660,442
                                            ===========    ==========      =========     ==========   ===========

                     See notes to the financial statements.

                            STATEMENTS OF OPERATIONS
                           June 30, 2000 (Unaudited)


                                               LKCM                         LKCM           LKCM           LKCM
                                             SMALL CAP        LKCM        BALANCED     FIXED INCOME   INTERNATIONAL
                                            EQUITY FUND    EQUITY FUND      FUND           FUND           FUND
INVESTMENT INCOME:
Dividends*..............................     $  463,896    $  568,726       $ 25,591      $      --   $   640,859
Interest................................        717,086        79,724         75,986        921,127       248,367
                                             ----------     ---------        -------       --------    ----------
   Total income.........................      1,180,982       648,450        101,577        921,127       889,226
                                             ----------     ---------        -------       --------    ----------

EXPENSES:
Investment advisory fees................        823,472        91,269         22,214         70,904       471,962
Administrative fees.....................         64,957        10,225          9,810          9,849        32,738
Custody fees and expenses...............         18,070         4,475          3,383          2,302       111,838
Accounting and transfer agent
  fees and expenses.....................         43,041        18,901         18,223         20,704        33,142
Federal and state registration..........          9,028         5,121          4,153          9,210        13,083
Professional fees.......................         35,878         4,444            867          3,756        12,770
Trustees' fees..........................          8,594         1,466            182            832         2,446
Amortization of deferred charges........             --            --          1,625          1,625         2,970
Reports to shareholders.................          9,414         1,698            212            838         2,782
Other...................................          8,720         1,572            129            572         2,062
                                             ----------     ---------        -------       --------    ----------
   Total expenses.......................      1,021,174       139,171         60,798        120,592       685,793
   Less, expense waiver and/or
   reimbursement........................             --       (34,864)       (33,458)       (28,419)     (119,439)
                                             ----------     ---------        -------       --------    ----------
   Net expenses.........................      1,021,174       104,307         27,340         92,173       566,354
                                             ----------     ---------        -------       --------    ----------
NET INVESTMENT INCOME...................        159,808       544,143         74,237        828,954       322,872
                                             ----------     ---------        -------       --------    ----------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain (loss) on:
   Investments..........................     23,656,227     2,199,628         25,908       (130,209)   15,721,129
   Foreign currency transactions........             --            --             --             --    (1,311,677)
   Futures contracts....................             --            --             --             --      (113,395)
                                             ----------     ---------        -------       --------    ----------
                                             23,656,227     2,199,628         25,908       (130,209)   14,296,057
                                             ----------     ---------        -------       --------    ----------
Net change in unrealized on:
   Investments..........................    (11,006,284)   (2,208,096)      (167,660)       200,713   (15,978,968)
   Foreign currency transactions........             --            --             --             --        11,433
                                             ----------     ---------        -------       --------    ----------
                                            (11,006,284)   (2,208,096)      (167,660)       200,713   (15,967,535)
                                             ----------     ---------        -------       --------    ----------
NET GAIN (LOSS) ON INVESTMENTS..........     12,649,943        (8,468)      (141,752)        70,504    (1,671,478)
                                             ----------     ---------        -------       --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............    $12,809,751    $  535,675       $(67,515)     $ 899,458   $(1,348,606)
                                             ==========     =========        =======       ========    ==========

* Net of Foreign Taxes Withheld.........    $        --    $      932       $    190      $      --   $    84,885
                                             ==========     =========        =======       ========    ==========

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                           LKCM
                                                   SMALL CAP EQUITY FUND                 LKCM EQUITY FUND

                                           Six Months Ended                     Six Months Ended
                                             June 30, 2000       Year Ended       June 30, 2000      Year Ended
                                              (Unaudited)     December 31, 1999    (Unaudited)    December 31, 1999
                                            --------------     --------------    --------------    --------------
OPERATIONS:
Net investment income....................     $    159,808      $    360,678       $   544,143       $  276,897
Net realized gain on investments.........       23,656,227        13,148,667         2,199,628        11,960,994
Net change in unrealized appreciation/
  depreciation...........................      (11,006,284)       18,273,521        (2,208,096)       (5,005,383)
                                               -----------       -----------        ----------        ----------
    Net increase in net assets
     resulting from operations...........       12,809,751        31,782,866           535,675         7,232,508
                                               -----------       -----------        ----------        ----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
Net investment income....................               --          (363,466)               --          (275,849)
Net realized gain on investments.........               --        (3,140,224)               --        (6,529,751)
                                               -----------       -----------        ----------        ----------
    Total dividends and distributions....               --        (3,503,690)               --        (6,805,600)
                                               -----------       -----------        ----------        ----------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold............        6,264,516         8,454,712         2,325,993         6,077,832
Shares issued on reinvestment of
  dividends and distributions............              --          3,408,485                --         3,914,068
Cost of shares redeemed..................      (44,517,184)      (57,996,318)       (4,359,431)      (23,995,464)
                                               -----------       -----------        ----------        ----------
    Net decrease in net assets from
      from Fund share transactions.......      (38,252,668)      (46,133,121)       (2,033,438)      (14,003,564)
                                               -----------       -----------        ----------        ----------
Total decrease in net assets.............      (25,442,917)      (17,853,945)       (1,497,763)      (13,576,656)

NET ASSETS:
Beginning of period......................      230,163,672       248,017,617        27,492,492        41,069,148
                                               -----------       -----------        ----------        ----------
End of period*...........................     $204,720,755      $230,163,672       $25,994,729       $27,492,492
                                               ===========       ===========        ==========        ==========

* Including undistributed net
   investment income of:.................     $    221,370      $     61,562       $   545,191       $     1,048
                                               ===========       ===========        ==========        ==========

CHANGES IN SHARES OUTSTANDING:
Shares sold..............................          336,703           536,898           153,868           402,049
Shares issued in reinvestment of
   dividends and distributions...........               --           192,244                --           285,910
Shares redeemed..........................       (2,424,339)       (3,775,364)         (293,866)       (1,698,331)
                                               -----------       -----------        ----------        ----------
                                                (2,087,636)       (3,046,222)         (139,998)       (1,010,372)
Beginning of period......................       12,733,220        15,779,442         1,843,883         2,854,255
                                               -----------       -----------        ----------        ----------
End of period............................       10,645,584        12,733,220         1,703,885         1,843,883
                                               ===========       ===========        ==========        ==========

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               LKCM
                                                    LKCM BALANCED FUND                   FIXED INCOME FUND

                                           Six Months Ended                     Six Months Ended
                                             June 30, 2000       Year Ended       June 30, 2000      Year Ended
                                              (Unaudited)     December 31, 1999    (Unaudited)    December 31, 1999
                                            --------------     --------------    --------------    --------------
OPERATIONS:
Net investment income....................       $   74,237        $   91,811        $  828,954       $ 1,144,788
Net realized gain (loss) on investments..           25,908            34,641          (130,209)          (85,458)
Net change in unrealized appreciation/
   depreciation..........................         (167,660)          518,246           200,713        (1,085,107)
                                                 ---------         ---------        ----------        ----------
    Net increase (decrease) in net assets
      resulting from operations..........          (67,515)          644,698           899,458           (25,777)
                                                 ---------         ---------        ----------        ----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
Net investment income....................          (74,820)          (93,999)         (824,089)       (1,142,793)
Net realized gain on investments.........               --            (6,417)               --           (22,567)
                                                 ---------         ---------        ----------        ----------
    Total dividends and distributions....          (74,820)         (100,416)         (824,089)       (1,165,360)
                                                 ---------         ---------        ----------        ----------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold............          369,141         2,627,719         4,231,041        16,042,143
Shares issued on reinvestment of
   dividends and distributions...........           74,609            99,323           605,765           929,489
Cost of shares redeemed..................         (150,561)          (59,878)         (739,603)       (4,321,114)
                                                 ---------         ---------        ----------        ----------
    Net increase in net assets from
      from Fund share transactions.......          293,189         2,667,164         4,097,203        12,650,518
                                                 ---------         ---------        ----------        ----------
Total increase in net assets.............          150,854         3,211,446         4,172,572        11,459,381

NET ASSETS:
Beginning of period......................        6,850,607         3,639,161        26,015,954        14,556,573
                                                 ---------         ---------        ----------        ----------
End of period*...........................       $7,001,461        $6,850,607       $30,188,526       $26,015,954
                                                 =========         =========        ==========        ==========

* Including undistributed net
  investment income of:..................       $      904        $      463       $     9,812       $     3,923
                                                 =========         =========        ==========        ==========

CHANGES IN SHARES OUTSTANDING:
Shares sold..............................           30,875           224,075           436,926         1,611,115
Shares issued in reinvestment of
  dividends and distributions............            6,197             8,525            62,577            94,556
Shares redeemed..........................          (12,620)           (5,023)          (76,197)         (439,102)
                                               -----------       -----------        ----------        ----------
                                                    24,452           227,577           423,306         1,266,569
Beginning of period......................          556,809           329,232         2,686,077         1,419,508
                                               -----------       -----------        ----------        ----------
End of period............................          581,261           556,809         3,109,383         2,686,077
                                               ===========       ===========        ==========        ==========

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               LKCM
                                                                                        INTERNATIONAL FUND

                                                                                Six Months Ended
                                                                                  June 30, 2000      Year Ended
                                                                                   (Unaudited)    December 31, 1999
                                                                                 --------------    --------------
OPERATIONS:
Net investment income........................................................     $    322,872       $    21,738
Net realized gain on investments.............................................       14,296,057         3,312,002
Net change in unrealized appreciation/depreciation...........................      (15,967,535)       20,224,103
                                                                                   -----------        ----------
    Net increase (decrease) in net assets resulting from operations..........       (1,348,606)       23,557,843
                                                                                   -----------        ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  NET REALIZED GAIN ON INVESTMENTS...........................................               --        (1,451,155)
                                                                                   -----------        ----------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold................................................       33,373,200        14,148,239
Shares issued on reinvestment of dividends and distributions.................               --         1,444,287
Cost of shares redeemed......................................................      (12,820,595)      (10,792,619)
                                                                                   -----------        ----------
    Net increase in net assets from Fund share transactions..................       20,552,605         4,799,907
                                                                                   -----------        ----------
Total increase in net assets.................................................       19,203,999        26,906,595

NET ASSETS:
Beginning of period..........................................................       83,891,817        56,985,222
                                                                                   -----------        ----------
End of period*...............................................................     $103,095,816       $83,891,817
                                                                                   ===========        ==========

*Including undistributed net investment income of:...........................     $    232,751       $        --
                                                                                   ===========        ==========

CHANGES IN SHARES OUTSTANDING:
Shares sold..................................................................        2,137,322         1,118,117
Shares issued on reinvestment of dividends and distributions.................               --            93,907
Shares redeemed..............................................................         (827,118)         (951,791)
                                                                                   -----------        ----------
                                                                                     1,310,204           260,233
                                                                                   -----------        ----------
Beginning of period..........................................................        5,434,429         5,174,196
                                                                                   -----------        ----------

End of period................................................................        6,744,633         5,434,429
                                                                                   ===========        ==========

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                           LKCM SMALL CAP EQUITY FUND


                         Six Months                                                                        July 14,
                            Ended        Year         Year         Year         Year      May 1, 1995      1994(1)
                          June 30,       Ended        Ended        Ended        Ended        through       through
                            2000     December 31, December 31, December 31, December 31,  December 31,     April 30,
                         (Unaudited)     1999         1998         1997         1996        1995 (2)        1995
                          ---------    ---------    ---------    ---------    ---------     ---------     ---------
NET ASSET VALUE --
  BEGINNING OF PERIOD    $  18.08     $  15.72     $  16.89     $  16.20      $  13.84     $  11.48        $  10.00
                         --------     --------     --------     --------      --------     --------        --------
Net investment income        0.02         0.03         0.05         0.02          0.05         0.03            0.04
Net realized gain (loss)
  and unrealized
  appreciation
  (depreciation).....        1.13         2.61        (1.10)        3.38         3.26          2.33            1.44
                         --------     --------     --------     --------     --------      --------        --------
    Total from
      investment
      operations.....        1.15         2.64        (1.05)        3.40         3.31          2.36            1.48
                         --------     --------     --------     --------     --------      --------        --------
Dividends from net
  investment income..          --        (0.03)       (0.07)       (0.07)       (0.07)           --              --
Distributions from net
  realized gain from
  investment transactions      --        (0.25)       (0.05)       (2.64)       (0.88)           --              --
                         --------     --------     --------     --------     --------      --------        --------
    Total distributions        --        (0.28)       (0.12)       (2.71)        (0.95)          --              --
                         --------     --------     --------     --------     --------      --------        --------
NET ASSET VALUE --
  END OF PERIOD......    $  19.23     $  18.08     $  15.72     $  16.89     $  16.20      $  13.84         $ 11.48
                         ========     ========     ========     ========     ========      ========         ========
TOTAL RETURN.........        6.36%(3)    16.83%       (6.26)%      23.07%       25.67%        20.56%(3)       14.80%(3)

RATIOS AND
  SUPPLEMENTAL DATA:
Net assets, end of
  period
  (thousands)........    $204,721     $230,164     $284,018     $274,787     $199,088      $121,430        $ 66,736
Ratio of expenses
  to average
  net assets.........       0.93%(4)     0.90%        0.91%        0.95%        1.00%         1.00%(4)        1.00%(4)
Ratio of net investment
  income to average
  net assets.........       0.15%(4)     0.16%        0.35%        0.22%        0.39%         0.53%(4)        1.15%(4)
Portfolio turnover
  rate...............         37%          48%          35%          34%           66%          57%             53%

(1) Commencement of operations
(2) Effective April 30, 1995, the Fund changed its fiscal year end to December 31.
(3) Not Annualized
(4) Annualized

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
            SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                          LKCM EQUITY FUND


                                                   Six Months                                           January 3,
                                                      Ended         Year         Year          Year       1996(1)
                                                    June 30,       Ended        Ended         Ended       through
                                                      2000     December 31, December 31,  December 31,  December 31,
                                                   (Unaudited)     1999         1998          1997         1996
                                                    ---------    ---------    ---------     ---------    ---------
NET ASSET VALUE - BEGINNING OF PERIOD.........      $ 14.91      $ 14.39      $ 13.18       $ 11.70      $ 10.00
                                                    -------      -------      -------       -------      -------
Net investment income.........................         0.32         0.10(2)      0.10          0.10         0.15
Net realized gain and unrealized
  appreciation (depreciation).................         0.03         2.97         1.63          2.52         1.55
                                                    -------      -------      -------       -------      -------
    Total from investment operations..........         0.35         3.07         1.73          2.62         1.70
                                                    -------      -------      -------       -------      -------
Dividends from net investment income..........           --        (0.15)       (0.10)        (0.25)          --
Distributions from net realized gain
  from  investment transactions...............           --        (2.40)       (0.42)        (0.89)          --
                                                    -------      -------      -------       -------      -------
    Total distributions.......................           --        (2.55)       (0.52)        (1.14)          --
                                                    -------      -------      -------       -------      -------
NET ASSET VALUE-- END OF PERIOD...............      $ 15.26      $ 14.91      $ 14.39       $ 13.18      $ 11.70
                                                    =======      =======      =======       =======      =======
TOTAL RETURN..................................         2.35%(3)   23.07%        13.11%        23.57%       17.00%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands).........      $25,995      $27,492      $41,069       $52,392      $34,608
Ratio of expenses to average net assets:
  Before expense waiver and/or reimbursement..       1.07%(4)    0.93%        1.02%         1.16%        1.32%(4)
  After expense waiver and/or reimbursement...       0.80%(4)    0.80%        0.80%         0.80%        0.80%(4)
Ratio of net investment income to average
  net assets:
  Before expense waiver and/or reimbursement..       3.92%(4)    0.56%        0.49%         0.57%        0.98%(4)
  After expense waiver and/or reimbursement...       4.19%(4)    0.69%        0.71%         0.93%        1.50%(4)
Portfolio turnover rate.......................         32%         59%          45%           48%          79%

(1) Commencement of operations
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3) Not Annualized
(4) Annualized

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                               LKCM BALANCED FUND                    LKCM FIXED INCOME FUND


                                      Six Months      Year         Year      Six Months       Year         Year
                                         Ended        Ended        Ended        Ended         Ended        Ended
                                     June 30, 2000December 31, December 31, June 30, 2000 December 31, December 31,
                                      (Unaudited)     1999         1998      (Unaudited)      1999         1998
                                       ---------    ---------    ---------    ---------     ---------    ---------
NET ASSET VALUE --
  BEGINNING OF PERIOD............       $12.30       $11.05       $10.00       $ 9.69       $ 10.25      $ 10.00
                                        ------       ------       ------      -------       -------      -------
Net investment income............         0.13         0.22         0.22         0.27          0.52          0.54(1)
Net realized gain (loss) and
  unrealized appreciation
  (depreciation).................        (0.25)        1.26         1.05         0.02         (0.55)        0.17
                                        ------       ------       ------      -------       -------      -------
    Total from investment
      operations.................        (0.12)        1.48         1.27         0.29         (0.03)        0.71
                                        ------       ------       ------      -------       -------      -------
Dividends from net investment
  income.........................        (0.13)       (0.22)       (0.22)       (0.27)        (0.52)       (0.46)
Distributions from net realized
  gain from investment
  transactions...................           --        (0.01)          --           --         (0.01)          --
                                        ------       ------       ------      -------       -------      -------
    Total distributions..........        (0.13)       (0.23)       (0.22)       (0.27)        (0.53)       (0.46)
                                        ------       ------       ------      -------       -------      -------
NET ASSET VALUE-- END OF PERIOD..       $12.05       $12.30       $11.05       $ 9.71        $ 9.69      $ 10.25
                                        ======       ======       ======      =======       =======      =======
TOTAL RETURN.....................        (0.97)%(2)   13.53%       12.84%        3.05%(2)     (0.34)%       7.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)....................       $7,001       $6,851       $3,639      $30,189       $26,016      $14,557
Ratio of expenses to average
  net assets:
  Before expense reimbursement...         1.78%(3)     1.95%        4.59%        0.85%(3)      0.89%        1.28%
  After expense reimbursement....         0.80%(3)     0.80%        0.80%        0.65%(3)      0.65%        0.65%
Ratio of net investment income (loss)
    to average net assets:
  Before expense reimbursement...         1.20%(3)     0.81%       (1.38)%        5.65%(3)      5.34%        4.66%
  After expense reimbursement....         2.18%(3)     1.96%        2.41%        5.85%(3)      5.58%         5.29%
Portfolio turnover rate..........           38%          47%          39%          19%           68%           82%


(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(2) Not Annualized
(3) Annualized

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
           SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                            LKCM  INTERNATIONAL FUND

                                                                 Six Months           Year              Year
                                                                    Ended             Ended             Ended
                                                                June 30, 2000     December 31,      December 31,
                                                                 (Unaudited)          1999              1998
                                                                  ---------         ---------         ---------
NET ASSET VALUE --
  BEGINNING OF PERIOD.....................................        $   15.44           $ 11.01            $ 10.00
                                                                   --------           -------            -------
Net investment income.....................................             0.05(1)          0.00                0.04(2)
Net realized gain (loss) and unrealized
  appreciation (depreciation).............................            (0.20)             4.70               0.97
                                                                   --------           -------            -------
    Total from investment
      operations..........................................            (0.15)             4.70               1.01
                                                                   --------           -------            -------
Distributions from net realized gain
  from investment transactions............................               --             (0.27)                --
                                                                   --------           -------            -------
NET ASSET VALUE-- END OF PERIOD...........................         $  15.29           $ 15.44            $ 11.01
                                                                   ========           =======            =======
TOTAL RETURN..............................................          (0.97)%(3)          42.71%             10.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands).....................         $103,096           $83,892            $56,985
Ratio of expenses to average net assets:
  Before expense reimbursement............................            1.45%(4)           1.52%              1.40%
  After expense reimbursement.............................            1.20%(4)           1.20%              1.20%
Ratio of net investment income (loss)
   to average net assets:
  Before expense reimbursement............................            0.43%(4)         (0.28)%              0.34%
  After expense reimbursement.............................            0.68%(4)          0.04%               0.54%
Portfolio turnover rate...................................             142%              205%                196%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(2) Net investment income per share is calculated using the ending balance of undistributed net investment loss prior to considerations of adjustments for permanent book and tax differences.
(3) Not Annualized
(4) Annualized

                     See notes to the financial statements.

                                   LKCM FUNDS
                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: LKCM Funds (the "Trust") is registered under the Investment Company Act as a diversified open-end, management investment company. The Trust was organized as a Delaware business trust on February 10, 1994 and consists of five series of shares comprising the LKCM Small Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. Investment operations of the Funds began on July 14, 1994 (LKCM Small Cap Equity Fund), January 3, 1996 (LKCM Equity Fund), and December 30, 1997 (LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund). The LKCM Small Cap Equity Fund seeks to maximize capital appreciation by investing primarily in equity securities of small companies (those with market values less than $1 billion) which the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies which the Adviser believes are likely to have above-average growth in revenue and/or earnings with above average returns on the shareholders' equity and under-leveraged balance sheets, and potential for above-average capital appreciation. The LKCM Balanced Fund seeks to provide investors with current income and capital appreciation by investing primarily in a diversified portfolio of equity and debt securities of companies with established operating histories and strong fundamental characteristics. The LKCMFixed Income Fund seeks to provide investors with current income by investing primarily in a diversified portfolio of investment grade, intermediate-term debt securities issued by corporations, the U.S. Government, agencies or instrumentalities of the U.S. Government and cash equivalent securities. The International Fund seeks to provide investors with a total return in excess of the Morgan Stanley Capital International EAFE Index by using geopolitical analysis to eliminate countries where the Subadviser believes it is unsafe to invest and to highlight countries where change is likely to occur. The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements.

    1. SECURITY VALUATION: Securities listed on a U.S. securities exchange or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Debt securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    3. REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with broker-dealers or banks that meet the credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The LKCM Small Cap Equity, LKCM Equity and LKCM International Funds intend to pay dividends and net capital gain distributions, if any, on an annual basis. The LKCM Balanced and LKCM Fixed Income Funds intend to pay dividends on a quarterly basis and net capital gain distributions, if any, on an annual basis.

    5. FOREIGN SECURITIES: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

    6. FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

    7. FORWARD CURRENCY OPTIONS AND FUTURES: The LKCM International Fund may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected to hedge non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for options and futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily. The risk associated with the use of foreign currency options and futures includes the possibility of an illiquid market.

    8. EXPENSE ALLOCATION: Expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expense.

    9. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    10. OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS: Luther King Capital Management Corporation (the "Adviser"), serves as the investment adviser to the Funds under an Investment Advisory Agreement (the "Agreement"). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund's daily net assets. The Adviser entered into a Subadvisory Agreement with TT International Investment Management (the "Sub-Adviser") for the LKCMInternational Fund. Pursuant to its Subadvisory Agreement with the Adviser, the Sub-Adviser is entitled to receive a fee from the Adviser, calculated daily and payable quarterly, at the annual rate below as applied to the LKCM International Fund's daily net assets. The Adviser has voluntarily agreed to pay operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the six months ended June 30, 2000, the Adviser waived and/or reimbursed the following expenses:

                                             LKCM           LKCM           LKCM          LKCM           LKCM
                                       SMALL CAP EQUITY    EQUITY        BALANCED    FIXED INCOME   INTERNATIONAL
                                             FUND           FUND           FUND          FUND           FUND
                                             ----           ----           ----          ----           ----
Annual Advisory Rate                         0.75%          0.70%          0.65%         0.50%         (1)(2)
Annual Cap on Expenses                       1.00%          0.80%          0.80%         0.65%          1.20%
Expenses Waived and/or Reimbursed             --           $34,864        $33,458       $28,419       $119,439

(1) The Adviser is entitled to receive a fee, calculated daily and payable quarterly, at the annual rate of 1.00% of the Fund's average daily net assets.

(2) Pursuant to its Subadvisory Agreement with the Adviser, the Sub-Adviser is entitled to receive a fee from the Adviser, calculated daily and payable quarterly, at the annual rate of 0.50%. Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. Firstar Bank, N.A. serves as custodian for the Trust.

Distribution services are performed pursuant to distribution contracts with Provident Distributors, Inc., the Trust's principal underwriter, and other broker-dealers.

C. SECURITY TRANSACTIONS: Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2000 were as follows:

                                                          PURCHASES                            SALES
                                              U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT        OTHER
                                               -------------     -------------    -------------     -------------
LKCM Small Cap Equity Fund                     $    --           $ 69,569,679        $  --          $ 97,762,452
LKCM Equity Fund                                    --              7,172,152           --             8,361,320
LKCM Balanced Fund                                 447,374          2,231,749         498,861          2,005,228
LKCM Fixed Income Fund                           4,543,281          4,805,520         518,594          4,462,476
LKCM International Fund                             --            129,032,104           --           115,337,776

At June 30, 2000, cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were:

                                                                                                  NET APPRECIATION
                                                   COST          APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                               -------------     -------------    -------------     -------------
LKCM Small Cap Equity Fund                     $154,495,102       $57,644,738     ($7,748,321)       $49,896,417
LKCM Equity Fund                                 20,498,800         6,311,697        (804,101)         5,507,596
LKCM Balanced Fund                                6,625,487           958,986        (303,038)           655,948
LKCM Fixed Income Fund                           30,357,674           90,685         (763,884)          (673,199)
LKCM International Fund                          80,223,847        10,169,657      (2,751,610)         7,418,047

The tax cost basis of the Funds' securities differ from the book cost basis primarily as a result of the deferral of losses relating to wash sale transactions and return of capital distributions from real estate investment trusts.

At December 31, 1999, the LKCM Fixed Income Fund had accumulated a capital loss carryforward of $64,453 expiring in the year 2007. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforward. For the year ended December 31, 1999, capital loss carryforwards of $600,383 and $19,456 were utilized by the LKCM Small Cap Equity Fund and LKCMBalanced Fund, respectively. At December 31, 1999, the LKCM Fixed Income Fund and LKCM International Fund had net realized capital losses from transactions between November 1, 1999 and December 31, 1999 of $10,865 and $931,167, respectively, which for tax purposes are deferred and will be recognized in 2000.

D. OTHER: At June 30, 2000, the LKCM Balanced Fund and the LKCM International Fund each had five shareholders who, in aggregate, owned greater than 50% of the outstanding shares.

E. SUBSEQUENT EVENT: On August 29, 2000, the LKCM International Fund will have a special meeting of shareholders and those shareholders will be asked to approve a new policy that has been unanimously recommended by the Trustees of the Fund. This policy will allow the LKCM International Fund to adopt a "master-feeder structure" under which it would be a "feeder" fund that invests all of its investable assets into a separate "master" mutual fund that performs portfolio management, fund accounting and custodial functions.

If the new policy is approved, LKCM International Fund intends to invest in a new master fund that is advised by TTInternational Investment Management, the current subadviser for the LKCM International Fund. At least one other mutual fund will invest in this new master fund and it is expected that the pooling of that fund's assets with the LKCM International Fund's assets will result in a lower expense ratio for the LKCM International Fund.

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